Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000234653 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000206278 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206278 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000206278 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206278 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000206278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206278 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206278 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000206278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000206278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000206278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000246834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000246834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000246834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%